                     [LETTERHEAD OF CLIFFORD CHANCE US LLP]

June 14, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C.  20549

Re:      The Universal Institutional Funds, Inc.
         (the "Fund")

Ladies and Gentlemen:

On behalf of the Fund, we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a definitive copy of the following documents:

(i)      a notice of meeting, proxy statement, form of proxy and form of voting instruction card relating to a special meeting of shareholders of the
         Fund, for the election of Directors and changes to certain of the fundamental investment policies of the Fund, in the form in which such material is to be furnished by the management of the Fund to the Fund's shareholders; and

(ii)     Schedule 14A.

The Fund anticipates mailing copies of the definitive notice of meeting, proxy statement and form of proxy on or about June 14, 2006. No fee is required in connection with this filing. If you have any questions concerning the foregoing, please call Richard Horowitz at (212) 878-8110.

Best Regards,

/s/ Richard Horowitz

Richard Horowitz

cc:      Edward Meehan